LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Loss Contingency	$ 495	$ 670	$ 30
Legal settlements	1,029	45	441
Total	1,524	715	471
LitigationSettlementExpenseForPantoprazoleLitigation	$ 930